October 29, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re: Van Kampen American Capital Insured Income Trust (Intermediate Trust), Series 68
          Van Kampen American Capital Insured Income ,Series 69
          File No. 333-30739   CIK #0000897181

Ladies/Gentlemen:

          In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on October 26, 1998.

                                    Very truly yours,




                                    Van Kampen Funds Inc.